Condensed Consolidated Interim Balance Sheets (Current Period Unaudited) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 191,290	$ 233,843
Accounts and grants receivable	1,049,433	913,458
Prepaid and other receivables	100,450	101,539
	1,341,173	1,248,840
Non-Current Assets
Property and equipment	28,795	31,597
Right-of-use assets, net	338,854	21,567
TOTAL ASSETS	1,736,278	1,302,004
Current Liabilities
Accounts payable	218,855	312,034
Accrued liabilities	258,007	167,558
Contract liability	175,214	217,259
Lease inducement	40,752	46,559
	692,828	743,410
Non-Current Liabilities
Lease obligation	338,854
TOTAL LIABILITIES	1,031,682	743,410
Equity
Share capital	21,914,722	21,914,722
Share-based payment reserve	4,011,926	3,955,167
Accumulated other comprehensive income	(298,131)	(271,245)
Deficit	(24,923,921)	(25,040,050)
TOTAL EQUITY	704,596	558,594
TOTAL EQUITY AND LIABILITIES	$ 1,736,278	$ 1,302,004